PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8      PROPERTY AND EQUIPMENT, NET

As of June 30, 2025 and December 31, 2024, property and equipment consisted of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Land	877,870	877,870
Equipment	1,010,919	911,280
Less: Accumulated depreciation	(543,680)	(397,305)
Property and equipment, net	1,345,109	1,391,845

Depreciation expenses for the six months ended June 30, 2025 and 2024 were $200,652 and $54,529, respectively, and $166,978 and $32,492 for the three months ended June 30, 2025 and 2024, respectively.